Discontinued Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended	4 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2012	Dec. 31, 2011 employee	Apr. 30, 2013	Jan. 02, 2010	May 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from disposition	$ 0	$ 26.8	$ 339.5
Expenses related to transition of Participacoes' processing volume	(11.4)	3.1	(77.1)
Pending Litigation [Member] | Secretariat of the Federal Revenue Bureau of Brazil [Member] | Potential Tax Liability [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss Contingency, Pending Claims, Number	4
Loss Contingency, Damages Sought, Value	8.0
Loss Contingency, New Claims Filed, Number	26
Loss Contingency, Damages Sought	60.0
Loss Contingency, Range of Possible Loss, Maximum	68.0
Loss Contingency, Total Pending and Potential Pending Claims, Number	30
Healthcare Benefit Solutions Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from disposition				332.2
Pre-tax gain on sale				22.0
Tax expense				78.3
Expenses related to transition of Participacoes' processing volume	0	0.1	(47.8)
Brazil Item Processing And Remittance Services Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Expenses related to transition of Participacoes' processing volume	10.1	23.1	47.5
Number of Employees Terminated					2,600
Number of active claims	790
Brazil Item Processing And Remittance Services Operations [Member] | Pending Litigation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Charges to increase accrual for potential labor claims	5.1	15.7	39.1
Court Ordered Deposits On Potential Future Labor Claims	13.8
Accrued liability for labor claims	17.6
Brazil Item Processing And Remittance Services Operations [Member] | Pending Litigation [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Period From Termination Date Employees Can File Claims						2 years
ClearPar Automated Syndicated Loan Trade Settlement Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from disposition							71.5
ClearPar [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain on sale								26.8
Expenses related to transition of Participacoes' processing volume	0	16.7	0
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax								$ 16.7